Significant Accounting Judgments, Estimates, and Assumptions (Tables)	12 Months Ended
Oct. 31, 2023
Significant Accounting Judgments Estimates And Assumptions
Summary of Exposures to CDOR Subject to Reform
The following table discloses the Bank’s exposure to financial instruments referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024.

Exposures to CDOR Subject to Reform 1,2

(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Non-derivative financial assets 3	$17,236	$10,927
Non-derivative financial liabilities 4	11,892	12,689
Derivative notional amounts	2,644,854	3,066,690

Off-balance sheet commitments 5	63,628	48,838

1	CDOR includes exposure to one-month, two-month, and three-month tenors for CDOR and BA rates.
2
Certain demand deposits with no specific maturity allow the Bank to change the benchmark reference rate at its sole discretion and are therefore excluded from the table. As at October 31, 2023, the carrying amount of demand deposits with no specific maturity was $7 billion (October 31, 2022 – $8 billion).

3
Loans reported under
non-derivative
financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2023, non-derivative
financial assets were $17 billion, of which $9 billion relates to Loans and $6 billion relates to Debt securities at amortized cost. As at October 31, 2022, non-derivative
financial assets were $11 billion, of which $3 billion relates to Loans and $5 billion relates to Debt securities at amortized cost.

4
As at October 31, 2023,
non-derivative
financial liabilities were $12 billion, of which $7 billion relates to Subordinated notes and debentures. As at October 31, 2022, non-derivative
financial liabilities were $13 billion, of which $9 billion relates to Subordinated notes and debentures.

5
Exposures reflect authorized and committed undrawn commitments. For multi-currency
facilities, the currency of borrowing is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is in the same facility currency as the benchmark rate for that currency for the purpose of this disclosure.
Off-balance
sheet commitments include drawn amounts of BA borrowings.